Fees Summary	Mar. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,949,000
Previously Paid Amount	0.00
Total Fee Amount	3,054.19
Total Offset Amount	0.00
Net Fee	3,054.19
Narrative - Max Aggregate Offering Price	$ 19,949,000
Final Prospectus	true